REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2022
Reverse Stock Split
REVERSE STOCK SPLIT

12. Reverse Stock Split and Change in Authorized Shares

On August 1, 2022, the Board of Directors (the “Board”) of Marizyme adopted resolutions authorizing a decrease of the authorized shares of common stock from 75,000,000 to 18,750,000 and corresponding decrease of every four (4) shares of issued and outstanding shares of common stock into one (1) share (the “First Reverse Stock Split”). In accordance with such board approval, on August 3, 2022, we filed a Certificate of Change Pursuant to Nevada Revised Statutes (“NRS”) 78.209 (the “First Certificate of Change”) with the Secretary of State of the State of Nevada (the “Nevada Secretary of State”), which provided for the First Reverse Stock Split. Pursuant to NRS Section 78.209(3), the First Certificate of Change became effective at the time of the filing, 10:08 AM Pacific Time, of such filing on the same date (the “First Certificate of Change Effective Time”).

On August 26, 2022, the Board adopted resolutions authorizing, and empowering our officers to take all such further actions as necessary, proper, or advisable to carry out, among other actions, the filing of an amendment to our Articles of Incorporation, to increase the number of authorized shares of common stock from 18,750,000 shares of common stock to 75,000,000 shares of common stock (the “Authorized Capital Increase”). The Board directed that we hold an annual meeting of stockholders on December 27, 2022 in order to submit the proposed amendment to the stockholders for approval. On December 27, 2022, we held our 2022 Annual Meeting of Shareholders (the “Annual Meeting”). At the Annual Meeting, stockholders holding shares of common stock in the Company representing at least a majority of the voting power approved, among other matters, the Authorized Capital Increase. Accordingly, on December 30, 2022, the Company filed a Certificate of Amendment Pursuant to NRS 78.380 & 78.390 (the “Certificate of Amendment”) with the Nevada Secretary of State, which provided for the Authorized Capital Increase. Pursuant to NRS Section 78.390(6), the Certificate of Amendment became effective at the time of such filing, 11:00 AM Pacific Time, on the same date (the “Certificate of Amendment Effective Time”).

On January 3, 2023, the Board adopted resolutions authorizing a decrease of our authorized shares of common stock from 75,000,000 to 20,000,000 and a corresponding change of every three-and-three-quarters (3.75) shares of common stock to one (1) issued and outstanding share (the “Second Reverse Stock Split”) in order to, together with the First Reverse Stock Split, effect an aggregate one (1) for fifteen (15) reverse stock split. In accordance with such board approval, on January 5, 2023, a Certificate of Change Pursuant to NRS 78.209 (the “Second Certificate of Change”) was filed with the Nevada Secretary of State, which provided for the Second Reverse Stock Split. Pursuant to NRS Section 78.209(3), the Second Certificate of Change became effective at the time of such filing, 1:47 PM Pacific Time, on the same date.

We submitted a request to the Financial Industry Regulatory Authority, Inc. (“FINRA”) to process and announce each of the First Reverse Stock Split and Second Reverse Stock Split on FINRA’s Daily List of issuer corporate actions in accordance with FINRA Rule 6490. In order to address FINRA’s issuer corporate action processing requirements, and as authorized by the resolutions of our board of directors as adopted on August 1, 2022 and January 3, 2023, on January 13, 2023, a third, fourth and fifth Certificate of Change Pursuant to NRS 78.209 was each filed by the Company with the Nevada Secretary of State. These filings provided for two forward stock splits of the authorized and issued and outstanding common stock at the same ratios as the First Reverse Stock Split and Second Reverse Stock Split followed by a reverse stock split at their combined ratio. These filings were made in order for us to amend our request for FINRA to process the First Reverse Stock Split and Second Reverse Stock Split in aggregate to request that FINRA process a single one (1) for fifteen (15) reverse stock split in accordance with FINRA’s issuer corporate action processing requirements. The third such filing (the “Third Certificate of Change”) provided for the increase of the authorized common stock from 20,000,000 shares to 75,000,000 shares and of every share of the authorized and issued and outstanding shares of common stock to three-and-three-quarters (3.75) shares (the “First Forward Stock Split”), and became effective at 4:45 PM Pacific Time on January 17, 2023, pursuant to NRS Section 78.209(3). The fourth such filing (the “Fourth Certificate of Change”) provided for the increase of the authorized common stock from 75,000,000 shares to 300,000,000 shares and every issued and outstanding share of common stock to four (4) shares (the “Second Forward Stock Split”), and became effective at 5:00 PM Pacific Time on January 17, 2023 (the “Fourth Certificate of Change Effective Time”), pursuant to NRS Section 78.209(3). The fifth such filing (the “Fifth Certificate of Change”) provided for the decrease of the authorized common stock from 300,000,000 to 20,000,000 and corresponding change of every fifteen (15) shares of the issued and outstanding common stock to one (1) share (the “Consolidated Reverse Stock Split”), and became effective at 5:15 PM Pacific Time on January 17, 2023, pursuant to NRS Section 78.209(3).

The processing of the effects of the Consolidated Reverse Stock Split on the number of shares held by each stockholder according to transfer agent or brokerage firm records and the reported price of the common stock will occur at the time that the Consolidated Reverse Stock Split is announced by FINRA on its Daily List in accordance with FINRA Rule 6490 (the “Public Adjustment Time”), which will be subject to the listing of the common stock on the Nasdaq Capital Market tier of Nasdaq and completion of FINRA’s issuer corporate action processing requirements. The listing of the common stock on Nasdaq remains subject to approval by Nasdaq of our listing application. The outcome of these matters cannot be determined at this time. Assuming that Nasdaq approves the listing of the common stock, it is anticipated that the Public Adjustment Time will occur after market close on the trading date prior to the first date of trading on Nasdaq. At that time, the number of shares of common stock held by each stockholder as reflected in the records of the Company’s transfer agent or the stockholder’s brokerage firm records will be reduced by 1,500% to reflect the processing of the Consolidated Reverse Stock Split. At market open the following trading day, which as anticipated will be the first day that the common stock trades on Nasdaq, the price of the common stock will reflect a 1,500% increase as a result of the processing of the Consolidated Reverse Stock Split. The common stock will trade on Nasdaq under its current ticker symbol, “MRZM,” but will trade under a new CUSIP Number, 570372 201. The Company also intends to file a Current Report on Form 8-K reporting FINRA’s announcement of the Consolidated Reverse Stock Split and related material matters.

Unless otherwise indicated, all share amounts and per share amounts in this prospectus have been presented on a split-adjusted basis to reflect the Consolidated Reverse Stock Split. In addition, all split-adjusted outstanding share amounts in this prospectus are estimated and may not entirely reflect the rounding of fractional shares with respect to approximately 50,294 shares of common stock held by objecting beneficial owners for whom we are not able to verify such owners’ holdings. Although our board of directors effected the Consolidated Reverse Stock Split in connection with this offering and our intended listing of our shares of common stock on Nasdaq, we cannot guarantee that the Consolidated Reverse Stock Split will be sufficient for Nasdaq to approve our initial listing application.

As a result of the Consolidated Reverse Stock Split, there are approximately 2,722,070 shares of common stock outstanding, not including the shares of common stock included in the units that the Company expects to issue in this public offering or upon any exercise of the Over-Allotment Option or of any warrants included in the units issued to investors or of the representative’s warrant.

No fractional shares will be issued, and no cash or scrip will be paid in connection with the First Reverse Stock Split, the Second Reverse Stock Split, the First Forward Stock Split, the Second Forward Stock Split, or the Consolidated Reverse Stock Split. One whole share of common stock is issuable to any stockholder who would otherwise receive a fractional share pursuant to the First Certificate of Change or the Second Certificate of Change. No fractional shares were anticipated to become issuable pursuant to the Third Certificate of Change, the Fourth Certificate of Change, or the Fifth Certificate of Change. At the Public Adjustment Time, certain stockholders whose shares are converted at the Consolidated Reverse Stock Split ratio may receive one fewer whole share in lieu of fractional shares than such stockholders would have received in lieu of fractional shares from the separate rounding at different effective dates and times of post-split fractional shares provided for by the First Certificate of Change and Second Certificate of Change as compared to the adjustment to shares held by such stockholders at the time of the Public Adjustment Time. Following the Public Adjustment Time, any claim to an additional whole share issuable pursuant to the First Certificate of Change and the Second Certificate of Change of any stockholder will be addressed on a case-by-case basis upon receipt of a written notice of such claim submitted by the stockholder with supporting documentation to the Company at the following address: Attn: Secretary, Marizyme, Inc., 555 Heritage Drive, Suite 205, Jupiter, Florida 33458.